Note 3 - Going Concern and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Liquidity Disclosures [Text Block]

Note 3 – Going Concern and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not limited to the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, and risks associated with our international operations in Taiwan and activities abroad, including but not limited to having foreign suppliers, manufacturers, and clinical sites in support of our development activities.

With the exception of certain non-recurring items such as gain on debt extinguishment, we have incurred net losses since inception. Our net loss was  $10.6 million and $14.7 million, respectively, for the three and six months ended June 30, 2025. Our net loss was $12.0 million and $1.8 million, respectively, for the three and six months ended June 30, 2024. We expect to continue to incur operating losses for at least the next several years. As of June 30, 2025, we had an accumulated deficit of $861.3 million. Our future success is dependent on our ability to fund and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development expense and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

In June 2024, we entered into a Common Stock Purchase Agreement, or the ELOC Purchase Agreement, establishing an equity line of credit with the purchaser, or the Purchaser, whereby we have the right, but not the obligation, to sell to the Purchaser, and the Purchaser is obligated to purchase, up to $35 million of newly issued shares of our common stock. The Purchaser is also a holder of the Company's Series C Preferred Stock and Series D Preferred Stock as well as a holder of certain of our convertible notes payable.  For the three months ended June 30, 2025, we sold 0.7 million shares of Common Stock under the ELOC Purchase Agreement for net proceeds of $0.4 million.

As of June 30, 2025, we had cash and cash equivalents of $0.3 million and current liabilities of $15.7 million. During July 2025, we sold 16.8 million shares of common stock for net proceeds of $10.1 million following mandatory redemption payments on our preferred stock (See the section titled, “Note 15 - Mezzanine Equity and Stockholders' Equity - Common Stock Purchase Agreement” for further details). We believe that we have sufficient resources available to fund our business operations through December 2025. We do not have sufficient cash and cash equivalents as of the date of this Quarterly Report on Form 10-Q to support our operations for at least the 12 months following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans to secure additional capital, potentially through a combination of public or private securities offerings, convertible debt financings, and/or strategic transactions, including potential licensing arrangements, alliances, and drug product collaborations focused on specified geographic markets; however, none of these alternatives are committed at this time. There can be no assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, or identify and enter into any strategic transactions that will provide the capital that we will require. If we fail to raise sufficient capital, we potentially could be forced to limit or cease our development activities, as well as modify or cease our operations, either of which would have a material adverse effect on our business, financial condition, and results of operations. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern for at least 12 months after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Note 3 – Going Concern and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not limited to, the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, and risks associated with our international operations in Taiwan and activities abroad, including but not limited to having foreign suppliers, manufacturers, and clinical sites in support of our development activities.

We have incurred net losses since inception. Our net loss was $1.8 million and $20.3 million, respectively, for the years ended December 31, 2024 and 2023. Included in our net loss for the year ended December 31, 2024 is a $14.4 million non-cash gain on debt extinguishment, $10.5 million related to the change in fair value of our common stock warrant liability, $7.5 million of R&D expense related to the Varian asset acquisition, and a loss on impairment of intangible assets of $1.1 million. Included in our net loss for the year ended December 31, 2023 is a loss on impairment of goodwill of $3.1 million (See, “Note 4 – Accounting Policies”). We expect to continue to incur operating losses for at least the next several years. As of December 31, 2024, we had an accumulated deficit of $846.6 million. Our future success is dependent on our ability to fund and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development expense and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

In June 2024, we entered into a Common Stock Purchase Agreement, or the ELOC Purchase Agreement, establishing an equity line of credit with the purchaser, or the Purchaser, whereby we have the right, but not the obligation, to sell to the Purchaser, and the Purchaser is obligated to purchase, up to $35 million of newly issued shares of our common stock. For the year ended December 31, 2024, we sold 0.2 million shares of Common Stock under the ELOC Purchase Agreement for net proceeds of $6.5 million following mandatory redemption payments, including dividends, on our Series C Preferred Stock (See, “Note 15 - Mezzanine Equity and Stockholders' Equity - Common Stock Purchase Agreement” for further details).

As of December 31, 2024, we had cash and cash equivalents of $1.8 million and current liabilities of $5.7 million. Subsequent to December 31, 2024 and through April 15, 2025, (i) we sold an additional 0.2 million shares of common stock under the ELOC Purchase Agreement for net proceeds of $1.5 million following mandatory redemption payments on our Series C Preferred Stock; (ii) 47,799 July 2024 Warrants were converted into 47,799 shares of common stock for gross and net proceeds of $0.3 million; (iii) on March 18, 2025, we agreed to issue and sell to two institutional investors an aggregate principal amount of $312,500, at an original issue discount of 20%, in senior secured notes due in 2026 for net proceeds of $250,000; and (iv) on April 4, 2025, we agreed to issue and sell to two institutional investors senior secured promissory notes in an aggregate principal amount of $312,500, at an original issue discount of 20%, for net proceeds of $250,000. (See, “Note 22 - Subsequent Events” for further details). As a result, we believe that we have sufficient resources available to fund our business operations through April 2025. We do not have sufficient cash and cash equivalents as of the date of this Annual Report on Form 10-K to support our operations for at least the 12 months following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans to secure additional capital, potentially through a combination of public or private securities offerings, convertible debt financings, and/or strategic transactions, including potential licensing arrangements, alliances, and drug product collaborations focused on specified geographic markets; however, none of these alternatives are committed at this time. There can be no assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, or identify and enter into any strategic transactions that will provide the capital that we will require. If we fail to raise sufficient capital, we potentially could be forced to limit or cease our development activities, as well as modify or cease our operations, either of which would have a material adverse effect on our business, financial condition, and results of operations. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern for at least 12 months after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.